Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Receivables due from related parties	$ 677	$ 1,084
Trade accounts payable and other to related parties	$ 366	$ 431
Shares authorized (in shares)	1,136,418,599	1,241,418,599
Shares issued (in shares)	877,809,772	982,809,772
Shares outstanding (in shares)	805,337,929	910,893,202
Treasury shares (in shares)	72,471,843	71,916,570